UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  November 19, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     33
Form 13F Information Table Value Total:     144,382


							      Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP	    (x$1000)	Prn Amt	Prn	Call				Sole	Shared	None
 				Class	 	 	 		 			Sole	Shared	None

Abaxis Inc			COM		002567105	970	27000	SH		27000			27000
American Safety Insurance Hold	COM		G02995101	6535	349670	SH		349670			349670
Bacterin Intl Holdings Inc	COM		05644R101	790	510000	SH		510000			510000
Charles & Colvard Ltd		COM		159765106	3436	951800	SH		951800			951800
Columbia Laboratories Inc	COM		197779101	6230	6220700	SH		6220700			6220700
Commtouch Software Ltd		COM		M25596202	2366	954000	SH		954000			954000
Crexendo Inc.			COM		226552107	2434	798094	SH		798094			798094
Crossroads Systems inc		COM		22765D209	680	170000	SH		170000			170000
Cytori Therapeutics Inc		COM		23283K105	1151	261000	SH		261000			261000
Deep Down Inc			COM		24372A107	1144	817052	SH		817052			817052
Ditech Networks Inc		COM		25500T108	1318	13000	SH		13000			13000
Dot Hill Sys Corp		COM		25848T109	5819	5438599	SH		5438599			5438599
Edgen Group Inc Cl A		COM		28014Q107	1124	145000	SH		145000			145000
Emrise Corp			COM		29246J101	42	100000	SH		100000			100000
Graphon Inc			COM		388707101	363	1214174	SH		1214174			1214174
Icg Group Inc			COM		44928D108	4216	415000	SH		415000			415000
Imageware Systems Inc.		COM		45245S108	35316	29662245SH		29662245		29662245
Information Services Group Inc.	COM		45675Y104	634	511500	SH		511500			511500
Lifetime Brands Inc		COM		53222Q103	7683	644867	SH		644867			644867
Local.comCorp			COM		53954R105	2065	1037504	SH		1037504			1037504
Mattersight Corp		COM		577097108	437	73900	SH		73900			73900
Mdc Partners Inc New Cl A Subo	COM		552697104	10409	843500	SH		843500			843500
Mosys Inc			COM		619718109	5765	1426981	SH		1426981			1426981
Nova Measuring Instruments Ltd	COM		M7516K103	827	106000	SH		106000			106000
Park City Group Inc New		COM		700215304	4201	1273007	SH		1273007			1273007
Pfsweb Inc			COM		717098206	1495	517200	SH		517200			517200
Photomedex Inc			COM		719358103	8202	583343	SH		583343			583343
Research Frontiers Inc		COM		760911107	979	220000	SH		220000			220000
Star Scientific Inc Com		COM		85517P101	13562	3919697	SH		3919697			3919697
Transgenomic			COM		89365K206	332	350000	SH		350000			350000
Trinity Biotech Plc New ADR	COM		896438306	9899	787527	SH		787527			787527
Unigene Laboratories Inc	COM		904753100	15	100000	SH		100000			100000
Westmoreland Coal Corp		COM		960878106	3943	397067	SH		397067			397067


Total								144382